INCOME TAXES - Additional Disclosures (Details) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2013	Jun. 30, 2001	Jan. 14, 1998
Components of deferred tax assets
Net operating loss carryforwards	$ 115,800,000
Excess tax benefits related to stock compensation	2,200,000
Amount of net operating losses carryforwards, prior to ownership change			$ 3,313,000	$ 949,000
Net operating losses carryforwards per year			$ 784,000	$ 151,000
Net operating losses removed due to restructuring		$ 13,200,000
SCS
Components of deferred tax assets
Deferred income tax asset	0
Differences in profit between book and tax basis	$ 118,000,000